Income Taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Taxes Payable [Abstract]
Income tax payable	$ 5,763,945	$ 5,503,770
Value added tax payable	2,024,902	351,098
Business tax payable	878,133	978,130
Other taxes payable	418,766	234,595
Total taxes payable	$ 9,085,746	$ 7,067,593